Capital Management (Tables)	6 Months Ended
Apr. 30, 2026
Disclosure of Capital Management [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures (1)

(Canadian $ in millions, except as noted)	April 30, 2026	October 31, 2025
CET1 Capital	$57,838	$58,286
Tier 1 Capital	65,410	65,890
Total Capital	74,844	75,562
TLAC	128,639	129,957
Risk-Weighted Assets	443,711	437,945
Leverage Exposures	1,528,717	1,521,813
CET1 Ratio	13.0%	13.3%
Tier 1 Capital Ratio	14.7%	15.0%
Total Capital Ratio	16.9%	17.3%
TLAC Ratio	29.0%	29.7%
Leverage Ratio	4.3%	4.3%
TLAC Leverage Ratio	8.4%	8.5%
(1)Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.